Grant Revenue (Details Narrative) - Us Army Medica Research Acquisition Activity [Member] - Peak Bio, Inc. [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Grant revenue			$ 400,000	$ 600,000
Grant [Member]
Grant revenue	$ 0	$ 292,685	400,000	$ 600,000
Available remaining fund	2,500,000		2,500,000
Grant [Member] | Covid 19 Therapeutic [Member]
Grant revenue	$ 4,000,000.0		$ 4,000,000.0